GRAYSCALE

Source: *Grayscale Investments*

May 09, 2023 16:40 ET

Grayscale Investments® Forms Grayscale Funds Trust

Firm Files Registration Statement with the SEC to Expand ETF Offerings

STAMFORD, Conn., May 09, 2023 (GLOBE NEWSWIRE) -- Grayscale Investments®, the world's largest digital currency asset manager, today announced the formation of Grayscale Funds Trust, a Delaware statutory trust structure that will allow Grayscale to independently manage its 1940 Act products as the firm continues to build out its ETF franchise.

"The creation of Grayscale Funds Trust reflects our dedication to scaling Grayscale's business responsibly," said Grayscale CEO Michael Sonnenshein. "We are putting the necessary foundations in place so Grayscale can continue creating and managing regulated, future-forward products."

In conjunction with the creation of Grayscale Funds Trust, Grayscale also announced it filed a Registration Statement on Form N-1A with the Securities and Exchange Commission ("SEC") for Grayscale Ethereum Futures ETF, Grayscale Global Bitcoin Composite ETF, and Grayscale Privacy ETF, each a series of Grayscale Funds Trust.

Grayscale previously formed Grayscale Advisors, LLC, a SEC-registered investment advisor, which will serve as investment advisor to the ETFs issued by Grayscale Funds Trust.

"It has been incredibly exciting to build our ETF franchise – hiring a dedicated team, expanding our partnerships, and enhancing our position within the ETF ecosystem," said Grayscale Global Head of ETFs David LaValle. "We are proud to have launched our first products in the U.S. and Europe in 2022, and today's filing demonstrates our continued commitment to offering investors innovative ways to access the digital economy and transformative technologies using a familiar, trusted, regulated investment vehicle: the ETF."

A registration statement relating to Grayscale Funds Trust has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state. Investment objectives, risks, charges, expenses, and other important information about a fund are contained in the prospectus. It is important to read and consider the prospectus carefully before investing. Copies of the preliminary prospectus are available online in the SEC's EDGAR database under the name "Grayscale Funds Trust" at www.sec.gov. Please note that the preliminary prospectus is subject to change.

About Grayscale Investments®
Grayscale enables investors to access the digital economy through a family of secure, regulated, and future-forward investment products. Founded in 2013, Grayscale has a proven track record and deep expertise as the world's largest digital currency asset manager. Investors, advisors, and allocators turn to Grayscale for single asset, diversified, and thematic exposure. For more information, please follow @Grayscale or visit grayscale.com.

Media Contact
Jennifer Rosenthal
press@grayscale.com

Grayscale Investments
50,536 followers
1w • Edited •

Today we announced the creation of Grayscale Funds Trust, a Delaware statutory trust structure that enhances our capabilities as a global asset manager. Over the last two years, our Global Head of ETFs David LaValle and his team have focused on building the foundational elements of our ETF franchise. Learn more about what this means for our business and our clients: https://lnkd.in/eR5bHimc

A registration statement relating to Grayscale Funds Trust has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state. Investment objectives, risks, charges, expenses, and other important information about a fund are contained in the prospectus. It is important to read and consider the prospectus carefully before investing. Copies of the preliminary prospectus are available online in the SEC's EDGAR database under the name "Grayscale Funds Trust" at www.sec.gov. Please note that the preliminary prospectus is subject to change.


Today's filing demonstrates our continued commitment to offering investors innovative ways to access the digital economy and transformative technologies using a familiar, trusted, regulated investment vehicle: the ETF."
David LaValle
Global Head of ETFs
GRAYSCALE

Grayscale Investments
May 9 at 5:03 PM ·

Today we announced the creation of Grayscale Funds Trust. Over the last two years, our Global Head of ETFs David LaValle and his team have focused on building the foundational elements of our ETF franchise. Learn more about what this means for our business and our clients: https://www.globenewswire.com/.../Grayscale-Investments...

A registration statement relating to Grayscale Funds Trust has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state. Investment objectives, risks, charges, expenses, and other important information about a fund are contained in the prospectus. It is important to read and consider the prospectus carefully before investing. Copies of the preliminary prospectus are available online in the SEC's EDGAR database under the name "Grayscale Funds Trust" at www.sec.gov. Please note that the preliminary prospectus is subject to change.



Today's filing demonstrates our continued commitment to offering investors innovative ways to access the digital economy and transformative technologies using a familiar, trusted, regulated investment vehicle: the ETF."
David LaValle
Global Head of ETFs
GRAYSCALE

Grayscale
@Grayscale

NEW TODAY: We're proud to announce the formation of Grayscale Funds Trust, a Delaware statutory trust structure that enhances our capabilities as a global asset manager.
Investors want and deserve access to future-forward investment opportunities, and Grayscale Funds Trust will allow us to expand our offerings as we build our ETF franchise under @Dave_LaValle.
In conjunction with the creation of Grayscale Funds Trust, we have filed a Registration Statement for three new funds: Grayscale Ethereum Futures ETF, Grayscale Global Bitcoin Composite ETF, and Grayscale Privacy ETF. Learn more: globenewswire.com/news-release/2...

A registration statement relating to Grayscale Funds Trust has been filed with the SEC but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state. Investment objectives, risks, charges, expenses, and other important information about a fund are contained in the prospectus. It is important to read and consider the prospectus carefully before investing. Copies of the preliminary prospectus are available online in the SEC's EDGAR database under the name "Grayscale Funds Trust" at sec.gov. Please note that the preliminary prospectus is subject to change.


GRAYSCALE
Grayscale® Funds Trust
The latest way we're strengthening our foundations and continuing to build out our ETF franchise.
0:05 / 0:15

5:05 PM · May 9, 2023 · 180.6K Views


"Today's filing demonstrates our continued commitment to offering investors innovative ways to access the digital economy and transformative technologies using a familiar, trusted, regulated investment vehicle: the ETF."
David LaValle
Global Head of ETFs
GRAYSCALE
grayscale

GRAYSCALE

Announcement

Grayscale Funds Trust Formation and New ETF Filings

This week we created **Grayscale Funds Trust**, a new Series Trust that will allow Grayscale to independently manage and bring to market new and innovative products, as we continue to build out our ETF franchise and broader product family.

In conjunction, we filed a Registration Statement on Form N-1A with the SEC for the following products: Grayscale Global Bitcoin Composite ETF, Grayscale Privacy ETF, and Grayscale Ethereum Futures ETF. This filing demonstrates our commitment to continue providing new ways for the investment community to access the digital economy in the form of familiar, trusted, and regulated offerings. We invite you to take a look at our **press release** and **filing** for more information.

securities laws of any such state. Investment objectives, risks, charges, expenses, and other important information about a fund are contained in the prospectus. It is important to read and consider the prospectus carefully before investing. Copies of the preliminary prospectus are available online in the SEC's EDGAR database under the name "Grayscale Funds Trust" at www.sec.gov. Please note that the preliminary prospectus is subject to change.

Grayscale's private placements are only available to Accredited Investors as defined in Rule 501(a) of Regulation D under the Securities Act of 1933, as amended. Most individuals are not Accredited Investors. An individual must earn more than $200,000 a year (or $300,000 per year with a spouse or spousal equivalent), have a net worth over $1 million either alone or together with a spouse or spousal equivalent, excluding their primary residence, or hold in good standing their Series 7, Series 65, or Series 82 professional certifications. Entities must have $5 million in liquid assets or all beneficial owners must be Accredited Investors.